Investment Objectives and Goals - Schwab Select Large Cap Growth Fund	Jul. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Large Cap Growth Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.